Shareholders' Equity (Details) - Summary of the RSUs activity - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2020 shares
Shareholders' Equity (Details) - Summary of the RSUs activity [Line Items]
Unvested at beginning of year	678,303
Granted	321,094
Vested	(60,212)
Forfeited	(18,922)
Unvested at the end of the year	920,263